Property, Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Disposal of assets			$ 22,505
Accumulated depreciation			15,791
Depreciation expense			78,079	$ 56,630	$ 114,391	$ 115,673
Two Production Lines [Member] | Epidemic Prevention Supplies [Member]
Property acquired during the period			54,327
Seven Motor Truckers [Member] | Logistic Service [Member]
Property acquired during the period			315,920
Plant and Equipment [Member]
Depreciation expense	$ 27,686	$ 27,931	$ 51,159	$ 29,238